Basis of presentation and significant accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and significant accounting policies

NOTE 2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”). All adjustments necessary to state the financial statements under generally accepted accounting principles have been made and were of a normal and recurring nature.

As described in Note 16, on January 3, 2019, Salarius, Flex Pharma, Inc. (“Flex Pharma”) and a wholly owned subsidiary of Flex Pharma, entered into a merger agreement. The merger was completed on July 19, 2019. The merger was accounted for as a reverse acquisition with Salarius being deemed the acquiring company for accounting purposes. Salarius’ historical financial statements have replaced Flex Pharma’s historical consolidated financial statements with respect to periods prior to the completion of the merger with retroactive adjustments to Salarius’ legal capital to reflect the legal capital of Flex Pharma. Flex Pharma (renamed Salarius Pharmaceuticals, Inc.) remains the continuing registrant and reporting company. Accordingly, the historical financial and operating data of Salarius Pharmaceuticals, Inc., which covers periods prior to the closing date of the merger, reflects the assets, liabilities and results of operations of Salarius and does not reflect the assets, liabilities and results of operations of Flex Pharma Inc. for the periods prior to July 19, 2019, Salarius retrospectively adjusted its Statement of Changes in Stockholders’ Equity (Deficit) and the weighted average shares used in determining loss per common share to reflect the conversion of the outstanding common unit, profits interest common unit and Series A Preferred unit of Salarius that converted into shares of Flex Pharma’s common stock upon the merger, and to reflect the effect of the 25 to 1 reverse stock split of Flex Pharma’s common stock which occurred upon the merger.

B. Recent Financial Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09—Revenue from Contracts with Customers (Topic 606). In August 2015, ASU No. 2015-14 was issued, deferring the effective date of Update 2014-09 for all entities by one year. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Salarius has adopted this guidance in its financial statements and footnote disclosures.

In August 2014, the FASB issued ASU 2014-15—Presentation of Financial Statements—Going Concern (“ASU 2014-15”), on disclosure of uncertainties about an entity’s ability to continue as a going concern. This guidance addresses management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. The guidance is effective for fiscal years ending after December 15, 2016 and for annual periods and interim periods thereafter, with early adoption permitted. Salarius adopted ASU 2014-15 as of December 31, 2016 and it did not have a material effect on its financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) (“ASU 2015-02”) to address financial reporting considerations for the evaluation as to the requirement to consolidate certain legal entities. This standard is effective for private companies for fiscal years and for interim periods within those fiscal years beginning after December 15, 2016. Salarius adopted ASU 2015-02 and it had no effect on Salarius’ financial statements.

In February 2016, the FASB issued ASU 2016-02—Leases (Topic 840), which replaces the existing accounting guidance for leases. This standard requires entities that lease assets to recognize the assets and liabilities for the rights and obligations created by those leases on the balance sheet. The standard is effective for private companies for fiscal years and the interim periods within those fiscal years beginning after December 15, 2019. The guidance is required to be applied by the modified retrospective transition approach and early adoption is permitted. Salarius is currently assessing the impact that adoption of this guidance will have on its financial statements and footnote disclosures.

In March 2016, the FASB issued ASU 2016-09—Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendment is to simplify several aspects of the accounting for stock-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in ASU No. 2016-09 are effective for private companies for interim and annual reporting periods beginning after December 15, 2017. The adoption of this standard did not have a material impact on Salarius’ financial statements.

In November 2016, the FASB issued ASU 2016-18—Statement of Cash Flows (Topic 230): Restricted Cash requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU No. 2016-18 are effective for private companies for interim and annual reporting periods beginning after December 15, 2018. Salarius does not expect the adoption of this standard to have a material impact on its financial statements.

In May 2017, the FASB issued ASU 2017-09—Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting providing guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in ASU No. 2017-09 are effective for all entities for interim and annual reporting periods beginning after December 15, 2017. The adoption of this standard had no material impact on Salarius during the year ended December 31, 2018.

In July 2017, the FASB issued ASU 2017-11—Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments in ASU 2017-11 are effective for private companies for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020 with early adoption permitted. The adoption of this standard had no material impact on Salarius during the year ended December 31, 2018.

In June 2018, the FASB issued ASU 2018-07—Improvements to Nonemployee Share-Based Payment Accounting (ASC 718) which amends the accounting for share-based payment awards issued to nonemployees. The revised guidance makes accounting for awards issued to nonemployees similar to employee awards except that Salarius may elect on an award-by-award basis to use the contract term as the expected term for the option pricing model and the cost of the grant is recognized in the same period and in the same manner as if the grantor had paid cash. Earlier application is permitted only with the adoption of ASC 606, Revenue from Contracts with Customers. Salarius adopted this standard in for the year ended December 31, 2018 and recorded stock compensation as a result on its financial statements and footnote disclosures. As all nonemployee awards granted prior to December 31, 2017 were fully vested as of January 1, 2018, no cumulative effect from the change in treatment of nonemployee issued units for compensation existed at the time of adoption of the guidance.

C. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. On an on-going basis, Salarius’ management evaluates its estimates, including those related to revenue recognition, research and development, accrued expenses, contingencies and equity-based compensation. Salarius bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgements about the carrying values of assets and liabilities. Actual results could differ from those estimates. Changes in estimates are reflected in reported results in the period in which they become known.

D. Research and Development Costs

Research and development costs consist of costs Salarius incurred for its own research and development activities and for pre-clinical studies and clinical trials. Research and development costs include salaries and personnel-related costs, consulting fees, fees paid for contract research services, the costs of laboratory equipment and facilities, license fees and other external costs. These research and development costs are expensed when incurred.

Upfront and milestone payments due to third parties in connection with research and development collaborations prior to regulatory approval are expensed as incurred.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed, rather than when the payment is made.

E. Concentrations of Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject Salarius to concentrations of depository risk include amounts held as cash and restricted cash. Salarius uses a high quality, accredited financial institution to maintain its cash and restricted cash and, accordingly, such funds are subject to minimal depository risk. Salarius has not experienced any losses in such accounts and management believes that Salarius is not exposed to significant depository risk due to the financial position of the depository institutions in which those deposits are held. Salarius has no financial instruments with off-balance sheet risk of loss. Salarius had two bank accounts and one bank account with balances that exceeded the Federal Deposit Insurance Coverage (FDIC) of $250,000 as of December 31, 2018 and 2017, respectively. At December 31, 2018 and December 31, 2017, the total balances in excess of FDIC coverage were $5.8 million and $0.2 million.

Salarius is potentially subject to a concentration of credit risk related to revenue and cash proceeds from operating activities. All revenue recognized for and cash proceeds from operating activities for the years ended December 31, 2018 and 2017 were solely related to contributions received from CPRIT.

F. Cash and Cash Equivalents

Salarius considers all highly liquid securities with original final maturities of three months or less from the date of purchase to be cash equivalents. As of December 31, 2018 and 2017, cash and cash equivalents are comprised of cash in checking and savings accounts as well as temporarily restricted cash deposited in these same types of accounts.

G. Restricted Cash

At December 31, 2018 and December 31, 2017, Salarius held restricted cash of approximately $2.9 million and $0.1 million for the Series A Preferred proceeds and CPRIT year 2 grant award, respectively. The CPRIT grant restricted cash relates to the use of grant funds to allowable expenses, primarily research and development expenses, and also has a mandatory fund matching requirement. As of December 31, 2017, year 1 and year 2 fund matching requirements had not been fully met, which resulted in the use of grant funds by Salarius being restricted until the fund matching requirements had been met. There was no restricted cash related to CPRIT as of December 31, 2018. Restricted cash related to Series A Preferred proceeds received during 2018 were restricted due to the minimum capital raise threshold not being met.

H. Fair Value of Financial Instruments

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable, are used to measure fair value:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities.

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Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Significant unobservable inputs including Salarius’ own assumptions in determining fair value.

I. Property and equipment

Property and equipment, including leasehold improvements, are recorded at cost and depreciated over their estimated useful lives, or the lease term if shorter, using the straight-line method. Repairs and maintenance costs are expensed as incurred, whereas major improvements that extend the useful lives of the assets are capitalized as additions to property and equipment.

Depreciation begins at the time the asset is placed in service. Depreciation is provided over the following estimated useful lives:

Asset classification	Useful life
Furniture and equipment	5 years
Laboratory equipment	5 years
Leasehold improvements	Remaining life of the lease

J. Intangibles

Intangible assets that have finite useful lives are amortized over their useful lives, and are reviewed for impairment when warranted by economic conditions.

K. Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, Salarius compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicates that there is impairment, the amount of impairment is calculated as the difference between the carrying value and fair value of the asset. To date, no such impairments have been recognized.

L. Rent Expense

Salarius’ lease for its facility in Houston, Texas provides for fixed minimum monthly rental payments. Salarius has a 60-day notice period to terminate the lease. Rent payments are made at the beginning of the month to prepay the rent for the current month. Salarius is accounting for this arrangement as an operating lease.

M. Revenue Recognition

Salarius currently generates revenue through a contribution received from CPRIT for research and development activities. Salarius recognizes revenue for exchange transactions in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue for Contracts with Customers (“ASC 606”) and for contributions in accordance with ASC Topic 958, Not-for-Profit Entities, Sub-Topic 605, Revenue Recognition. Accordingly, exchange revenue will be recognized as the control of pharmaceutical products or research and development services are transferred from Salarius to the customer. Salarius determines transfer of control based on when the product is shipped or delivered, and title passes to the customer. To date, no exchange transactions subject to ASC 606 accounting have occurred. For grant revenue accounted for as contributions, revenue is recognized when qualifying costs are incurred and there is reasonable assurance that conditions of the grant have been met.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in Salarius’ balance sheets. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current deferred revenue. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

Salarius evaluates collaboration agreements with respect to FASB ASC Topic 808, Collaborative Arrangements, considering the nature and contractual terms of the arrangement and the nature of its business operations to determine the classification of the transactions. When Salarius is an active participant in the activity and exposed to significant risks and rewards dependent on the commercial success of the collaboration, it will record its transactions on a gross basis in the financial statements and describe the rights and obligations under the collaborative arrangement in the notes to the financial statements.

N. Equity-Based Compensation

Salarius measures equity-based compensation to employees and managers based on the grant date fair value of the awards and recognizes the associated expense in the financial statements over the requisite service period of the award, which is generally the vesting period.

Equity-based compensation costs for nonemployee awards are recognized as services are provided, which is generally the vesting period, on a straight-line basis. The measurement date for nonemployee awards is the grant date. In determining the threshold price for an incentive unit, Salarius’ board of managers determines the price at which an incentive unit would have a liquidation value of zero at the date of grant in setting the threshold price for incentive units. The board of managers considers the fair value of its assets and a third-party firm performs an analysis to determine the per unit amount that a holder would receive upon a distribution event. In determining the fair value of its assets, Salarius relies on independent third-party valuations, which take into account a variety of factors, including Salarius’ financial position and historical financial performance, the status of technological developments within Salarius’ products, the composition and ability of the current research and management team, an evaluation or benchmark of Salarius’ competition, the current business climate in the marketplace, the illiquid nature of the common stock and incentive units, arm’s-length sales of Salarius’ equity, the effect of the rights and preferences of the preferred unit holders, and the prospects of a liquidity event, among others.

Valuation methods utilized include the Cost or Backsolve methods in 2017 and the Backsolve method in 2018 which are accepted methods similar to the Black-Scholes Merton Method and produced similar results. Assumptions utilized in the model for valuing the incentive units including expected volatility, dividend yield and risk-free interest rate. Additionally, forfeitures are accounted for in compensation cost as they occur. Incentive units do not have an expiration date, thus, the expected term of incentive units granted is determined based on the probability-weighted estimated term to a distribution event.

Salarius records the expense for equity grants subject to defined vesting periods. Salarius classifies equity-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.

O. Income Taxes

Effective May 19, 2011, Salarius was organized as a limited liability company and subject to the provisions of Subchapter K of the Internal Revenue Code. As such, Salarius is not viewed as a taxpaying entity in any jurisdiction and does not require a provision for income taxes. Each member is responsible for the tax liability, if any, related to its proportionate share of the LLC’s taxable income.